DOCUMENT AND ENTITY INFORMATION	3 Months Ended
Dec. 31, 2011
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Entity Registrant Name	Boomerang Systems, Inc.
Entity Central Index Key	0000314712
Entity Filer Category	Smaller Reporting Company